BUSINESS COMBINATION (Schedule of Valuation of Tangible and Intangible Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Apr. 01, 2015	Dec. 31, 2014
Net Assets
Goodwill	$ 8,298		$ 3,479
Vexigo Ltd. [Member]
Net Assets
Total assets		$ 204
Total liabilities		(148)
Technology		4,433
Goodwill		11,107
Deferred tax liability		(709)
Total consideration		$ 14,887